UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

22ND CENTURY GROUP

Ticker Symbol:XXII	Cusip Number:90137F103
Record Date: 3/15/2019	Meeting Date: 5/3/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Joseph A Dunn PhD. 02. Nora B Sullivan	For	Issuer	For	With
2	Advisory resolution on executive compensation for the fiscal year 2018	Against	Issuer	For	Against
3	Advisory vote on the frequency of future votes on executive compensation for one year	For	Issuer	For	With
4	Approval of the amended and restated 22nd Century Group Inc 2014 Omnibus incentive Plan	Against	Issuer	For	Against
5	Ratification of appointment of Freed Maxick CPAs as independent registered public accounting firm for the fiscal year 2019	For	Issuer	For	With

APPLE INC

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 1/2/2019	Meeting Date: 3/2/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election to Apple's Board of Directors: 1a. James Bell 1b. Tim Cook 1c. Al Gore 1d. Bob Iger 1e. Andrea Jung 1f. Art Levinson 1g. Ron Sugar 1h. Sue Wagner	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as Apple's Independent registered public accounting firm for 2019	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Shareholder proxy Access Amendments	Against	Stockholder	Against	With
5	True Diversity Board Policy	Against	Stockholder	Against	With

BARRICK GOLD CORP

Ticker Symbol:GOLD	Cusip Number:067901108
Record Date: 3/8/2019	Meeting Date: 5/7/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. D M Bristow 02. G A Cisneros 03. C L Coleman 04. J M Evans 05. B L Greenspun 06. J B Harvey 07. A J Quinn 08. J L Thornton	For	Issuer	For	With
2	Resolution approving the appointment of PricewaterhouseCoopers LLP as the auditor of Barrick and authorizing the directors to fix its remuneration	For	Issuer	For	With
3	Advisory resolution on approach to executive compensation	Against	Issuer	For	Against

BARRICK GOLD CORP

Ticker Symbol:GOLD	Cusip Number:067901108
Record Date: 10/4/2018	Meeting Date: 11/5/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Resolution approving the share issuance by Barrick of such number of common shares of Barrick as are required to be issued in connection with the acquisition of the issued and to be issued ordinary shares of Randgold Resources ltd	For	Issuer	For	With
2	Special resolution approving the continuance of Barrick to the province of British Columbia under the Business Corps Act	For	Issuer	For	With

BERKSHIRE HATHAWAY INC

Ticker Symbol:BRK-B	Cusip Number:084670702
Record Date: 3/6/2019	Meeting Date: 5/4/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Warren E Buffett 02. Charles T Munger 03. Gregory E Abel 04. Howard G Buffett 05. Stephen B Burke 06. Susan L Decker 07. Willam H Gates III 08. David S Gottesman 09. Charlotte Guyman 10. Ajit Jain 11. Thomas S Murphy 12. Ronald L Olson 13. Walter Scott Jr. 14. Meryl B Witmer	For	Issuer	For	With
2	For	Issuer	For	With

COGNIZANT TECHNOLOGY SOLUTIONS CORP

Ticker Symbol:CTSH	Cusip Number:192446102
Record Date: 4/8/2019	Meeting Date: 6/4/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Zein Abdalla 1b. Maureen Breakiron-Evans 1c. Jonathan Chadwick 1d. John M Dineen 1e. Francisco D'Souza 1f. John N Fox Jr. 1g. Brian Humphries 1h. John E Klein 1i. Leo S Mackay Jr. 1j. Michael Patsalos-Fox 1k. Joseph M Veill	For	Issuer	For	With
2	Approve an on advisory basis the compensation of the company's named executive officers	For	Issuer	For	With
3	Ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the year ending December 31, 2019	For	Issuer	For	With
4	Shareholder proposal requesting that the company provide a report disclosing its political spending and related company policies	Against	Stockholder	Against	With
5	Shareholder proposal requesting that the board of directors adopt a policy and amend the company's governing documents to require that the chairman of the board of the board be an independent director	Against	Stockholder	Against	With

CONSOLIDATED-TOMOKA LAND CO

Ticker Symbol:CTO	Cusip Number:210226106
Record Date: 3/1/2019	Meeting Date: 4/24/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1. John P Albright 1b. George R Brokaw 1c. Laura M Franklin 1d. R Blakeslee Gable 1e. Christopher W Haga 1f. Howard C Serkin 1g. Casey R Wold	For	Issuer	For	With
2	Ratify selection of Grant Thornton as the Company's auditors	For	Issuer	For	With
3	Say on Pay Advisory Vote	For	Issuer	For	With
4	A shareholder proposal regarding stock ownership guidelines if properly presented at the meeting	Against	Stockholder	Against	With

DAWSON GEOPHYSICAL COMPANY

Ticker Symbol:DWSN	Cusip Number:239360100
Record Date: 3/8/2019	Meeting Date: 4/30/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. William J Barrett 02. Craig W Cooper 03. Gary M Hoover PhD. 04. Stephen C Jumper 05. Michael L Klofas 06. Ted R North 07. Mark A Vander Ploeg 08. Wayne A Whitener	For	Issuer	For	With
2	To ratify the appointment of RSM US LLP as the company's independent registered public accounting firm for the fiscal year ending December 31. 2019	For	Issuer	For	With
3	Proposal to approve non binding advisory resolution on the compensation of the named executive officers as disclosed in the proxy statement	For	Issuer	For	With

FACEBOOK INC

Ticker Symbol:FB	Cusip Number:30303M102
Record Date: 4/5/2019	Meeting Date: 5/30/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Peggy Alford 02. Marc C Andreesen 03. Kenneth I Chenault 04. Susan D Desmoind-Hellmann 05. Sheryl K Sandberg 06. Peter A Thiel 07. Jeffrey D Zients 08. Mark Zuckerberg	For	Issuer	For	With
10	A stockholder proposal regarding median gender pay gap	Against	Stockholder	Against	With
11	A stockholder proposal regarding workforce diversity	Against	Stockholder	Against	With
12	A stockholder proposal regarding strategic alternatives	Against	Stockholder	Against	With
2	To ratify the appointment of Ernst & Young LLP as Facebook's independent registered public accounting firm for the fiscal year ending December 31, 21019	For	Issuer	For	With
3	To approve on a non-binding basis the compensation program of Facebook's names executive officers as disclosed in the proxy statement	For	Issuer	For	With
4	To vote ob a non-binding basis whether a non-binding advisory vote on the compensation program for Facebook's named executive officers should be held every 3 years	Against	Issuer	For	Against
5	A stockholder proposal regarding change in stockholder voting	Against	Stockholder	Against	With
6	A stockholder proposal regarding an independent Chair	Against	Stockholder	Against	With
7	A stockholder proposal regarding majority voting for directors	Against	Stockholder	Against	With
8	A stockholder proposal regarding true diversity board policy	Against	Stockholder	Against	With
9	A stockholder proposal regarding a content governance report	Against	Stockholder	Against	With

INGREDION INCORP

Ticker Symbol:INGR	Cusip Number:457187102
Record Date: 3/18/2019	Meeting Date: 5/15/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Luis Aranguren-Treillez 1b. David B Fischer 1c. Paul Hanrahan 1d. Rhonda L Jordan 1e. Gregory B Kenny 1f. Barbara A Klein 1g. Victoria J Reich 1h. Jorge A Uribe 1i. Dwayne A Wilson 1j. James P Zallie	For	Issuer	For	With
2	To approve by advisory vote the compensation of the company's named executive officers	Against	Issuer	For	Against
3	To ratify the appointment of KPMG LLP as the independent registered public accounting firm of the company and its subsidiaries in respect of the company's operations in 2019	For	Issuer	For	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478601104
Record Date: 2/26/2019	Meeting Date: 4/25/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Mary C Berkerle 1b. D Scott Davis 1c. Ian E L Davis 1d. Jennifer A Doudna 1e. Alex Gorsky 1f. Marilyn A Hewson 1g. Mark B McClellan 1h. Anne M Mulcahy 1i. William D Perez 1j. Charles Prince 1k. A Eugene Washington 1l. Ronald A Williams	For	Issuer	For	With
2	Advisory vote to approve named executive officer compensation	For	Issuer	For	With
3	Ratification of appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2019	For	Issuer	For	With
4	Clawback disclosure	For	Stockholder	Against	Against
5	Executive compensation and drug pricing risks	Against	Stockholder	Against	With

LABORATORY CORP OF AMERICA HOLDINGS

Ticker Symbol:LH	Cusip Number:50540R409
Record Date: 3/22/2019	Meeting Date: 5/9/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Kerril B Anderson 1b. Jean-Luc Belingard 1c. D. Gary Gilliland M.D. PhD. 1d. David P King 1e. Garheng Kong M.D. PhD. 1f. Peter M Neupert 1g. Richelle P Parham 1h. Adam H Schechter 1i. R Sanders Williams M.D.	For	Issuer	For	With
2	To approve by non binding vote executive compensation	For	Issuer	For	With
3	Ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2019	For	Issuer	For	With

MICRON TECHNOLOGY INC

Ticker Symbol:MU	Cusip Number:595112103
Record Date: 11/19/2018	Meeting Date: 1/17/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1.1 Robert L Bailey 1.2 Richard M Bayer 1.3 Patrick J Byrne 1.4 Steven J Gomo 1.5 Mary Pat McCarthy 1.6 Sanjay Mehrotra 1.7 Robert E Switz	For	Issuer	For	With
2	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending August 29, 2019	For	Issuer	For	With

MOLSON COORS BREWING COMPANY

Ticker Symbol:TAP	Cusip Number:60871R209
Record Date: 3/28/2019	Meeting Date: 5/22/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Roger G Eaton 02. Charles M Herington 03. H Sanford Riley	For	Issuer	For	With
2	To approve on an advisory basis the compensation of our named executive officers (Say on Pay)	For	Issuer	For	With
3	To transact such other business as may be brought properly before the meeting and any and all adjustments or postponements thereof	For	Issuer	For	With

NATUZZI SPA

Ticker Symbol:NTZ	Cusip Number:63905A200
Record Date: 3/20/2019	Meeting Date: 4/29/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Financial statementsas of December 31, 2018. Reports of the Board of Directors. Proposal relating to the allocation of the yearly profit.Report of the statutory auditors.Report of the independent auditor.	For	Issuer	For	With
2	Presentation of the consolidated financial statements at December 31, 2018. Reports of the Board of Directors. Report of the independent auditor.	For	Issuer	For	With
3	Election of the members of the Board of statutory auditors and chairman for the fiscal years 2019, 2020, and 2021.	For	Issuer	For	With
4	Appointment of the Company's external auditors for the fiscal year 2019, 2020, and 2021.	For	Issuer	For	With
5	ADR/ordinary share buyback program	Against	Issuer	For	Against
6	Capital increase to fund a share based incentive plan reserved for certain employees and directors of the company and other companies within the Natuzzi Group.	Against	Issuer	For	Against

NEWELL BRANDS INC

Ticker Symbol:NWL	Cusip Number:651229106
Record Date: 3/15/2019	Meeting Date: 5/7/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Bridget Ryan Berman 1b. Patrick D Cambell 1c. James R Craigie 1d. Debra A Crew 1e. Brett M Icahn 1f. Gerardo I Lopez 1g. Courtney R Mather 1h. Michael B Polk 1i. Judith A Spieser 1j. Robert A Steele 1k. Steven J Strobel 1l. Michael A Todman	For	Issuer	For	With
2	Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending December 31, 2019	For	Issuer	For	With
3	Advisory resolution to approve executive compensation	For	Issuer	For	With
4	Board proposal to amend the Company's restated certificate of incorp to allow stockholder action by written consent	For	Issuer	For	With
5	Modifying proxy access	Against	Stockholder	Against	With
6	Prepare a diversity report	Against	Stockholder	Against	With

TYSON FOODS, INC

Ticker Symbol:TSN	Cusip Number:902494103
Record Date: 12/10/2018	Meeting Date: 2/7/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. John Tyson 1b.Gaurdie E Banister 1c. Dean Banks 1d. Mike Beebe 1e. Mikel A Durham 1f. Kevin M McNamara 1g. Cheryl S Miller 1h.Jeffrey K Schomburger 1i. Robert Thurber 1j. Barbara A Tyson 1k. Noel White	For	Issuer	For	With
2	To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for the fiscal year ending September 28, 2019;	For	Issuer	For	With
3	Preparation of an annual report regarding company's direct and indirect lobbying activities and expenditures to assess whether Tyson's lobbying is consistent with Tyson's expressed goals and in the best interests of shareholders.	Against	Stockholder	Against	With
4	Shareholder proposal regarding Human Rights report	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: August 5, 2019

*Print the name and title of each signing officer under his or her signature.